Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss	$ (4,924,617)	$ (15,665,983)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	185,803	289,208
Share-based compensation expense	634,082	1,769,964
Amortization of deferred financing fees and debt discount		59,781
Change in fair value of liability classified warrants	(3,269,148)	1,470,174
Warrant inducement expense		563,744
Expenses related to issuance of liability classified warrants		242,676
Loss on disposal of fixed assets and patent abandonment	18,342	8,128
Changes in operating assets and liabilities:
Trade and other receivables	18,745	(302,311)
Related party receivable	62,064	53,081
Prepaid expenses	32,303	297,298
Other assets	(3,991)	1,855
Accounts payable and accrued expenses	(36,991)	(1,522,917)
Accrued bonuses	(418,625)	(434,338)
Other current liabilities	11,490	(230,189)
Other long term liabilities	(1,876)	(16,333)
Net cash used in operating activities	(7,692,419)	(13,416,162)
Cash flows from investing activities:
Purchases of short-term investments		(5,000,000)
Maturity of short-term investments	5,000,000	5,000,000
Patent costs		(82,645)
Purchase of property and equipment	(1,714)	(11,401)
Net cash provided by (used in) investing activities	4,998,286	(94,046)
Cash flows from financing activities:
Proceeds from issuance of common stock from warrants exercised, net of issuance costs		3,225,176
Proceeds from sale of common stock, preferred stock and warrants, net of issuance costs	1,828,000	5,510,840
Payments of long-term debt		(3,765,568)
Proceeds from short term notes payable	349,578	346,863
Payments of short-term notes payable	(363,345)	(326,533)
Net cash provided by financing activities	1,814,233	4,990,778
Effects of exchange rates on cash	(7,930)	(579)
Net decrease in cash and cash equivalents	(887,830)	(8,520,009)
Cash and cash equivalents, beginning of period	6,674,940	15,194,949
Cash and cash equivalents, end of period	5,787,110	6,674,940
Supplemental disclosure of cash flows information:
Cash paid for interest	$ 7,698	$ 118,257